Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of Momo Inc., its subsidiaries, its VIE and VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, cost and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, the useful lives and impairment of property and equipment, valuation allowance for deferred tax assets, and share-based compensation.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of bank deposits with an original maturity of over three months.
Accounts receivable

Accounts receivable

Accounts receivable primarily represents the cash due from third-party application stores and other payment channels and advertising customers, net of allowance for doubtful accounts. The Group makes estimates for the allowance for doubtful accounts based upon its assessment of various factors, including the age of accounts receivable balances, credit quality of third-party application stores and other payment channels and advertising customers, current economic conditions and other factors that may affect their ability to pay. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable.

Financial instruments

Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, term deposits, accounts receivable, cost method investments, available-for-sale investments, accounts payable, deferred revenue, income tax payable, amount due from related parties and amount due to related parties.

Cash and cash equivalents are recorded at fair value based on the quoted market price in an active market. The carrying values of term deposits, accounts receivable, accounts payable, deferred revenue, income tax payable, amount due from related parties and amount due to related parties approximate their fair values due to short-term maturities. It is not practical to estimate the fair value of the Group’s cost method investments because of the lack of quoted market price and the inability to estimate fair value without incurring excessive costs. Available-for-sale investments are reported at fair value, which is discussed in Note 9.

Foreign currency risk

Foreign currency risk

The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of $245,853 and $632,572 as of December 31, 2016 and 2017, respectively, which were denominated in RMB.

Cost method investments

Cost method investments

For investee companies over which the Group neither has significant influence nor control through investment in common shares or in-substance common shares and which do not have readily determinable fair value, the Group accounts for the investments under the cost method, and carries the investments at cost and recognizes as income any dividend received from distribution of the investee’s earnings. The Group reviews its cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Equity method investments

Equity method investments

The investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For the investment in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group’s influence over the partnership operating and financial policies is determined to be more than minor. Accordingly, the Group accounts for these investments as equity method investments.

Under the equity method of accounting, the affiliated company’s accounts are not reflected within the Group’s consolidated balance sheets and statements of operations; however, the Group’s share of the earnings or losses of the affiliated company is reflected in the caption “share of income on equity method investments” in the consolidated statements of operations.

An impairment change is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

The Group estimates the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

Available-for-sale Investments

Available-for-sale Investments

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments.

Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Realized gains and losses and provision for decline in value judged to be other than temporary, if any, are recognized in the consolidated statements of operations.

The Group continually reviews its available-for-sale investments to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value; the financial condition, operating performance and the prospects of the available-for-sale investee; and other specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the available-for-sale investee is written down to fair value. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Intangible assets

Intangible assets

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Purchased intangible assets and intangible assets arising from the acquisitions of subsidiaries are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Copyright	1 year
License	3.2-10 years

Impairment of long-lived assets with finite lives

Impairment of long-lived assets with finite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company has an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Revenue recognition

Revenue recognition

The Group recognizes revenue when a persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Group principally derives its revenue from live video service, value-added services, mobile marketing services, mobile games and other services.

(a)	Live video service

The Group provides live video service whereby users can enjoy live performances and interact with the broadcasters for free, and have the option of purchasing in-show virtual items. Broadcasters can either host the performance on their own or join a broadcaster agency. Users purchase virtual gifts from the Group and present them to broadcasters to show their support. The Group determines the virtual items price and generates revenue from sales of virtual gifts upon purchase. Under the arrangements with broadcasters or broadcaster agencies, the Group shares with them a portion of the revenues derived from the sales of virtual gifts. Revenues derived from the sale of virtual gifts are recorded on a gross basis as the Group has determined that it acts as the principal to fulfill all obligations related to the live video services. The portion paid to broadcasters and/or broadcaster agencies is recognized as cost of revenues.

Net revenues of $1,231, $376,925 and $1,102,592 were recognized for live video services for the years ended December 31, 2015, 2016 and 2017, respectively.

(b)	Value-added services

Value-added services revenues include membership subscription revenue and virtual gift service revenue. Membership subscription is a service package which enables members to enjoy additional functions and privileges. The contract period for the membership subscription ranges from one month to one year. All membership subscription is nonrefundable. The Group collects membership subscription in advance and records it as deferred revenue. Revenue is recognized ratably over the contract period for the membership subscription services.

Virtual gift service was launched in 2016 to enhance users’ experience of interaction and social networking with each other. Users purchase virtual gifts and send the virtual gifts simultaneously to other users, while the Group shares with them a portion of the revenues derived from the sales of virtual gifts. Revenues derived from the sale of virtual gifts are recorded on a gross basis as the Group has determined that it acts as the principal to fulfill all obligations related to the virtual gift services. The portion paid to gift recipients is recognized as cost of revenues.

Net revenues of $58,462, $67,603 and $103,139 were recognized for value-added services for the years ended December 31, 2015, 2016 and 2017, respectively.

(c)	Mobile marketing

The Group provides advertising and marketing solutions to customers for promotion of their brands and conduction of effective marketing activities through its mobile application.

Display-based mobile marketing services

For display-based online advertising services such as banners and location-based advertising on the mobile applications, the Group recognizes revenue ratably over the period that the advertising is provided commencing on the date the customer’s advertisement is displayed, or on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.

Performance-based mobile marketing services

The Group enables advertising customers to place link on its mobile platform on a pay-for-effectiveness basis, which is referred to as the cost for performance model. The Group charges fees to advertising customers based on the effectiveness of advertising links, which is measured by active clicks. Revenue is estimated by the Group based on its internal data, which is confirmed with respective customers, or is recognized based on a fixed unit price.

The Group’s revenue transactions are based on standard business terms and conditions, which are recognized net of agency rebates, if applicable.

Net revenues of $38,885, $66,339 and $76,178 were recognized for mobile marketing for the years ended December 31, 2015, 2016 and 2017, respectively.

(d)	Mobile games

The Group publishes both licensed mobile games developed by third-party game developers and its self-developed games to the game players through its mobile application.

Licensed mobile games

The Group generates revenue from offering services of mobile games developed by third-party game developers. All of the licensed games can be accessed and played by game players directly through the Group’s mobile game platform. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group generally collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Purchases of in-game currencies are not refundable after they have been sold unless there is unused in-game currencies at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game becomes consistently insignificant. The Group does not currently expect to pay any material cash refunds to game players or game developers in connection with a discontinued game.

Licensed mobile games - Non-exclusive mobile games services

The Group enters into non-exclusive agreements with the game developers and offers the Group’s mobile game platform for the mobile games developed by the game developers. The Group has determined that it has no additional performance obligation to the developers or game players upon players’ completion of the corresponding in-game purchase. Therefore, revenues from the sale of in-game currencies are primarily recorded net of remittances to game developers and commission fees made to third-party application stores and other payment channels and deferred until the estimated consumption date by individual game (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time ranging from zero to three days after the purchase of the in-game currencies.

Licensed mobile games - Exclusive mobile games services

The Group enters into exclusive agreements with the game developers and provides the Group’s mobile game platform for the mobile games developed by the game developers. Under the exclusive agreements, the players can access to the games only through the Group’s platform. The Group has determined that it is obligated to provide mobile games services to game players who purchased virtual items to gain an enhanced game-playing experience over an average period of player relationship. Hence, the Group believes that its performance for, and obligation to, the game developers correspond to the game developers’ services to the players. The Group does not have access to the data on the consumption details and the types of virtual items purchased by the game players. Therefore, the Group cannot estimate the economic life of the virtual item. However, the Group maintains data of when a particular player purchases the virtual items and logs into the games. The Group has adopted a policy to recognize revenues net of remittances to game developers and commission fees made to third-party application stores and other payment channels over the estimated period of player relationship on a game-by-game basis. As of December 31, 2016 and 2017, the Group operated six and six games under exclusive arrangements and the estimated periods of the player relationship is in a range of 20 to 99 and 20 to 101 days, respectively.

Self-developed mobile game

In February 2015, the Group launched one self-developed game on its platform and started to generate revenues by in-game sales of virtual item. The Group has determined that an obligation exists to the players who purchased the virtual items to gain an enhanced game-playing experience over the playing period of the paying players, and accordingly, recognized the revenues ratably over the estimated average period of player relationship starting from the point in time when the players purchase the virtual items, and all other revenue recognition criteria are met. As of December 31, 2016 and 2017, the Group operated six and eight self-developed mobile games and the estimated periods of the player relationship is in a range of 20 to 110 days and 56 to 79 days, respectively.

Revenues derived from the self-developed game are recorded on a gross basis as the Group acts as a principal to fulfill all obligations related to the mobile game operation. Commission fees paid to third-party application stores and other payment channels are recorded as cost of revenues.

Net revenues of $31,082, $35,453 and $35,619 were recognized for mobile games for the years ended December 31, 2015, 2016 and 2017, respectively.

(e)	Other service

Other service primarily includes Duobao service and paid emoticons.

Advertising barter transactions

Advertising barter transactions

The Group engages in barter transactions where it trades advertising resources with certain third parties for other advertising resources and goods. The Group recognizes revenues and expenses at fair value only if the fair value of the services exchanged in the transaction is determinable based on the Group’s own historical practice of receiving cash or other consideration that is readily convertible to a known amount of cash for similar advertising resources from customers unrelated to the party in the barter transaction. When the fair value of the transactions is not determinable due to the lack of the Group’s similar historical practice, the advertising barter transactions shall be recorded based on the carrying amount of the advertising surrendered which is the estimated cost to be incurred, or the fair value of the assets received. Advertising barter transactions were insignificant for all the years presented.

Deferred revenue

Deferred revenue

Deferred revenue primarily includes cash received in advance from users and advertising customers. The unused cash balances remaining in users’ and advertising customers’ accounts are recorded as a liability. Deferred revenue related to prepayments from users and advertising customers will be recognized as revenue when all of the revenue recognition criteria are met.

Cost of revenues

Cost of revenues

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenues, including but not limited to revenue sharing with the broadcasters, broadcaster agencies related to live video service and virtual gift recipients, commission fee paid to third-party application stores and other payment channels except for those paid related to licensed mobile games which are recorded net of revenue, bandwidth costs, salaries and benefits paid to employee, short messaging service charges and depreciation. These costs are expensed as incurred except for the direct and incremental platform commission fees to third-party application stores and other payment channels which are deferred in “Prepaid expenses and other current assets” on the consolidated balance sheets. The deferred platform commissions are recognized in the consolidated statements of operations in “Cost of revenues” in the period in which the related revenues are recognized.

Government subsidies

Government subsidies

For the government subsidies not subject to further performance obligations or future returns, the Group records the amounts as other income when received from local government authority. Whereas for the government subsidies with certain future performance obligations, the Group recognizes those as liabilities when received until the performances obligations have been met at which time, those are recognized as other income. Government subsidies recorded as other income amounted to $nil, $293 and $20,977 for the years ended December 31, 2015, 2016 and 2017.

Research and development expenses

Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) technological service fee, office rental and depreciation expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the research and development of new features for its mobile platform and its self-developed mobile games. The Group has expensed all research and development expenses when incurred.

Value added taxes ("VAT")

Value added taxes (“VAT”)

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets. VAT is also reported as a deduction to revenue when incurred and amounted to $16,951, $55,353 and $120,256 for the years ended December 31, 2015, 2016 and 2017, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics before 2016. The Group adopted ASU 2015-17 in the first quarter of 2017 and classified all deferred taxes assets and liabilities as noncurrent as of December 31, 2017. The Group did not retrospectively apply the changes to the prior years.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely than- not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group recognized income tax expense which amounted to $92, $5,136 and $65,980 for the years ended December 31, 2015, 2016 and 2017, respectively.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Group is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries, VIE and VIE’s subsidiaries located in the PRC are maintained in their local currencies, the RMB, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in place at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.

The Group’s entities with functional currency of RMB, translate their operating results and financial positions into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of comprehensive loss.

Operating leases

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising expenses

Advertising expenses

The Group expenses advertising expenses as incurred. Total advertising expenses incurred were $27,793, $55,188 and $153,425 for the years ended December 31, 2015, 2016 and 2017, respectively, and have been included in sales and marketing expenses in the consolidated statements of operations.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale investments and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees and executives are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

Share awards issued to consultants are measured at fair value at the earlier of the commitment date or the date the services are completed and recognized over the period the services are provided.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Changes in the terms or conditions of share options are accounted as a modification under which the Group calculates whether there is any excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period of the modification occurred and for unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings per share

Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group determined that the nonvested restricted shares are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and nonvested restricted shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the nonvested restricted shares are not contractually obligated to share the loss.

Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had share options and restricted share units, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted earnings per ordinary share, the effect of the share options and restricted share units is computed using the treasury stock method.

Recent accounting pronouncement adopted

Recent accounting pronouncement adopted

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”). ASU 2015-17 simplifies the presentation of deferred taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the consolidated balance sheet. The Company prospectively adopted ASU 2015-17 effective January 1, 2017. Therefore, prior periods have not been adjusted to reflect this adoption. The adoption of ASU 2015-17 did not have a significant impact on the Company’s consolidated results of operations, financial position or cash flows.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In May 2014, the FASB issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract (s) with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, FASB issued its final standard formally amending the effective date of the new revenue recognition guidance. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new revenue guidance may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption.

In November 2017, the FASB issued a new pronouncement, ASU 2017-14, which amends the Codification to incorporate SEC Staff Accounting Bulletin (SAB) No. 116 and SEC Interpretive Release on Vaccines for Federal Government Stockpiles (SEC Release No. 33-10403) that bring existing SEC staff guidance into conformity with the FASB’s adoption of and amendments to ASC Topic 606, Revenue from Contracts with Customers.

The Group expects to adopt ASU 2014-09 under the modified retrospective method in the first quarter of 2018. The Group has substantially completed a review of the impacts of the new standard to its existing portfolio of customer contracts. The Group does not believe the adoption of ASU 2014-09 would have a material effect on its current revenue recognition policies. However, certain additional financial statement disclosure requirements are mandated by the new standard including disclosure of contract assets and contract liabilities as well as a disaggregated view of revenue.

In January, 2016, the FASB issued a new pronouncement ASU 2016-01 which is intended to improve the recognition and measurement of financial instruments. The ASU affects public and private companies, not-for-profit organizations, and employee benefit plans that hold financial assets or owe financial liabilities.

The new guidance makes targeted improvements to existing U.S. GAAP by:

•	Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

•	Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•	Eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

•	Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

•	Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

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In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is currently evaluating the impact the adoption of ASU No. 2016-02 will have on its consolidated financial statements, but the Group expects that most existing operating lease commitments will be recognized as operating lease obligations and right-of-use assets as a result of this adoption.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity that is a SEC filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact of the Update on its consolidated financial statements.

In May, 2017, FASB issued a new pronouncement, ASU 2017-09, which amends the scope of modification accounting for share-based payment arrangements. The ASU provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. Specifically, an entity would not apply modification accounting if the fair value, vesting conditions, and classification of the awards are the same immediately before and after the modification. The new accounting guidance is effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The Group is in the process of assessing the impact on its consolidated financial statements from the adoption of the new guidance.

Accounts Receivable [Member]
Concentration of credit risk and revenue

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, term deposits and accounts receivable. The Group places their cash with financial institutions with high-credit ratings and quality.

Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2016	2017
A	40%	23%
B	—	21%
C	15%	19%
D	22%	5%

No user or advertising customer accounted for 10% or more of accounts receivables for the years ended December 31, 2016 and 2017, respectively.

Revenues [Member]
Concentration of credit risk and revenue	Concentration of revenue No user or customer accounted for 10% or more of net revenues for the years ended December 31, 2015, 2016 and 2017, respectively.